INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade receivables (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Components of Consolidated Statement of Financial Position
Trade receivables	$ 226,458,428	$ 207,320,974
Trade receivables
Components of Consolidated Statement of Financial Position
Allowance for credit notes to be issued		(2,905,624)
Deferred checks	6,228,392	11,295,922
Trade receivables	226,458,428	207,320,974
Trade receivables | Gross carrying amount
Components of Consolidated Statement of Financial Position
Trade debtors	228,727,937	205,057,590
Trade receivables | Accumulated Impairment
Components of Consolidated Statement of Financial Position
Trade debtors	(8,706,185)	(7,050,280)
Shareholders and other related parties | Trade receivables
Components of Consolidated Statement of Financial Position
Trade debtors	$ 208,284	141,224
Joint ventures and associates | Trade receivables
Components of Consolidated Statement of Financial Position
Trade debtors		$ 782,142